Cash Equivalents and Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
CASH EQUIVALENTS AND INVESTMENTS

NOTE 4 — CASH EQUIVALENTS AND INVESTMENTS

	September 30, 2021	December 31, 2020
Cash and cash equivalents
Operating accounts	$973,172	$976,538
Restricted accounts	—	403,811
Subtotal	$973,172	$1,380,349

Held to Maturity Investments
Restricted accounts – certificates of deposit (4 – 24-month maturities, FDIC insured)	$276,540	$276,270
Subtotal	$276,540	$276,270

TOTAL	$1,249,713	$1,656,619

NOTE 4 — CASH EQUIVALENTS AND INVESTMENTS

	December 31, 2020	December 31, 2019
Cash and cash equivalents
Operating accounts	$1,393,369	$174,290
Restricted accounts	403,811	—
Subtotal	$1,797,180	$174,290

Held to Maturity Investments
Restricted accounts – certificates of deposit (4 – 24 month maturities, FDIC insured)	$276,270	$—
Subtotal	$276,270	$—

TOTAL	$2,073,450	$174,290